BUSINESS SEGMENT INFORMATION (Details 2) (USD $)	3 Months Ended													6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Business segment financial data
Sales	$ 364,305,000	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 353,996,000	$ 325,118,000	$ 272,483,000	$ 246,595,000	$ 677,676,000	$ 656,411,000	$ 630,967,000	$ 953,691,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000
Long-lived assets, net		59,200,000				52,500,000				53,000,000								59,200,000	52,500,000	53,000,000	55,900,000
Minimum percentage of revenue accounted for by no other customer																		10.00%
United States
Business segment financial data
Sales																		729,500,000	754,000,000	790,900,000	654,600,000
Long-lived assets, net		42,400,000				40,500,000				41,300,000								42,400,000	40,500,000	41,300,000	43,700,000
United Kingdom
Business segment financial data
Sales																		273,100,000	244,000,000	200,300,000	196,900,000
Long-lived assets, net		9,500,000				9,100,000				9,500,000								9,500,000	9,100,000	9,500,000	10,200,000
Canada
Business segment financial data
Sales																		54,900,000	27,500,000	9,400,000	18,700,000
Australia
Business segment financial data
Sales																		182,500,000	101,100,000	56,300,000	41,300,000
Middle East
Business segment financial data
Sales																		30,800,000	35,400,000	27,900,000	19,200,000
Far East
Business segment financial data
Sales																		564,000	82,700,000	85,500,000	63,900,000
Other foreign countries
Business segment financial data
Sales																		47,100,000	50,900,000	27,900,000	31,300,000
Long-lived assets, net		$ 6,100,000				$ 2,900,000				$ 2,200,000								$ 6,100,000	$ 2,900,000	$ 2,200,000	$ 2,000,000